Trade Accounts Receivable - Summary of Changes in Allowance for Doubtful Accounts (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Effect of foreign currency exchange difference	$ (740,582,610)	$ (105,182,604)	$ (39,865,636)
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	28,087,053	42,118,764
Effect of foreign currency exchange difference	924,727
Increases	5,488,433	2,121,584
Effect of foreign currency exchange difference		(140,616)
Uses	(8,938,484)	(16,012,679)
Ending balance	$ 25,561,729	$ 28,087,053	$ 42,118,764